December 15, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

ATTN.:	Ms. Deborah O’Neal-Johnson
Document Control – EDGAR

RE:	Columbia Funds Series Trust II
Columbia Active Portfolios – Diversified Equity Income Fund

Post-Effective Amendment No. 47
File No. 333-131683/811-21852

Dear Ms. O’Neal-Johnson:

Registrant is filing Post-Effective Amendment No. 47 on Form N-1A pursuant to Rule 485(a)(2) for the purpose of adding a new series to Columbia Funds Series Trust II (Registrant). This post-effective amendment shall become effective on the seventy-fifth day after filing.

Registrant requests selective review in accordance with SEC Release No. IC-13768 (Feb. 15, 1984). This selective review request is made because all sections of the prospectus and SAI, except for the Fees and Expenses of the Fund, Past Performance, Buying and Selling Shares, About Class A Shares, Buying, Selling and Exchanging Shares and Distribution and Taxes sections are identical or substantially similar to those found in prior filings by Registrant for Columbia Diversified Equity Income Fund.

If you have any questions regarding this filing, please contact Joseph L D’Alessandro at 212-850-1703 or Erin Nygard at

612-671-2543.

Sincerely,

/s/ Scott R. Plummer
Scott R. Plummer Senior Vice President and Chief Legal Officer Columbia Funds Series Trust II